Cover	Feb. 08, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2024
Entity File Number	001-41945
Entity Registrant Name	LEGATO MERGER CORP. III
Entity Central Index Key	0002002038
Entity Tax Identification Number	98-1761148
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	777 Third Avenue
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	319-7676
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	LEGT U
Security Exchange Name	NYSEAMER
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	LEGT
Security Exchange Name	NYSEAMER
Redeemable warrants, exercisable for ordinary shares at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for ordinary shares at an exercise price of $11.50 per share
Trading Symbol	LEGT WS
Security Exchange Name	NYSEAMER